Investment Objectives and Goals - Core Alternative ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Core Alternative ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Core Alternative ETF (the “Fund”) seeks capital appreciation and capital preservation with a low correlation to the broader U.S. equity market.